Summary of Significant Accounting Policies - Schedule of Translation of Amounts from Exchange Rates (Details)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Vietnam Dong [Member]
Schedule of Translation of Amounts from Exchange Rates [Line Items]
Exchange rate for balance sheet items, except for equity accounts	26,328		26,291
Exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	26,169	25,414
Renminbi [Member]
Schedule of Translation of Amounts from Exchange Rates [Line Items]
Exchange rate for balance sheet items, except for equity accounts	6.9038		6.9956
Exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	6.9273	7.2725